Document And Entity Information	6 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	XFIT BRANDS, INC.
Entity Central Index Key	0001623554
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	Amendment No 1
Entity Filer Category	Smaller Reporting Company
Trading Symbol	XFTB